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                       U.S. SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                     FORM 24F-2
                          Annual Notice of Securities Sold
                               Pursuant to Rule 24f-2

 (1) Name and address of issuer:  The Rockwood Growth Fund, Inc.,
                                  ------------------------------
     545 Shoup Avenue, No. 303, P.O. Box 50313, Idaho Falls,
     -------------------------------------------------------
     Idaho 83405.
     ------------

 (2) Name of each series or class of funds for which this notice is filed:  The Rockwood Growth Fund, Inc.
                ------------------------------

 (3) Investment Company Act File Number:  33-2430
                                          -------
     Securities Act File Number:  811-4534
                                  --------

 (4) Last day of fiscal year for which this notice is filed:

     October 31, 1995.
     -----------------

 (5) Is this notice being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration: No.
                                                           ---

 (6) Date of termination of issuer's declaration under rule
     24f-2(a)(1), if applicable:  N/A.
                                  ----

 (7) Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: N/A.
            ----

 (8) Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: N/A.
                                             ----

 (9) Number and aggregate sale price of securities sold during the fiscal year:  1780.729, $32,573.31.
                       ---------------------
(10) Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to
     rule 24f-2:  1780.729, $32,573.31.
                  ---------------------

(11) Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment
     plans, if applicable:  N/A.
                            ____

(12) Calculation of registration fee:

     (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):

                                                      $32,573.31
                                                      ----------

    (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):
                                                     + -0-
                                                     ------

   (iii)  Aggregate price of shares redeemed or repurchased
          during the fiscal year (if applicable):
                                                     -$57,231.50
                                                      ----------

    (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
                                                     + -0-
                                                     ------

     (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line
          (i), plus line (ii), plus line (iii), plus line (iv)]
          (if applicable):
                                                     -$24,658.19
                                                      ----------

   (vi)  Multiplier prescribed by Section 6(b) of the Securities
         Act of 1933 or other applicable law or regulation:

                                                     x N/A
                                                     ------

  (vii)  Fee due [line (i) or line (v) multiplied by line (vi)]:

                                                     $100.00
                                                     =======

(13) Are fees being remitted to the Commission's lockbox
     depository as described in section 3a of the Commission's
     Rules of Informal and Other Procedures:  Yes.
                                              ----

     Date of mailing or wire transfer of filing fees to the
     Commission's lockbox depository:  Mailed December 18, 1995.
                                       -------------------------

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

                          By: ROSS H. FARMER
                              -------------------------
                              Ross H. Farmer, President

Date: December 28, 1995.